Share Based Payment - Summary of Number and Weighted Average Exercise Price of Share Options (Detail)	12 Months Ended
	Mar. 31, 2024 shares $ / shares	Mar. 31, 2023 shares $ / shares	Mar. 31, 2022 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, granted		335,274
Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options outstanding, beginning balance	7,773,744	7,445,641	5,979,731
Number of options, granted	829,578	1,455,554	2,413,442
Number of options, Forfeited and expired	(178,993)	(369,630)	(424,405)
Number of options, Exercised	(3,383,113)	(757,821)	(523,127)
Number of options outstanding, ending balance	5,041,216	7,773,744	7,445,641
Number of options, exercisable	2,234,132	4,327,478	3,869,396
Weighted average exercise price per share outstanding, beginning balance | $ / shares	$ 0.0005	$ 0.0005	$ 0.0005
Weighted average exercise price per share, Granted | $ / shares	0.0005	0.0005	0.0005
Weighted average exercise price per share, Forfeited and expired | $ / shares	0.0005	0.0005	0.0005
Weighted average exercise price per share, Exercised | $ / shares	0.0005	0.0005	0.0005
Weighted average exercise price per share outstanding, ending balance | $ / shares	0.0005	0.0005	0.0005
Weighted average exercise price per share, ending balance | $ / shares	$ 0.0005	$ 0.0005	$ 0.0005
Employee Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options outstanding, beginning balance	18,502	19,489	19,489
Number of options, Forfeited and expired	0
Number of options, Exercised	(2,689)	(987)
Number of options outstanding, ending balance	15,813	18,502	19,489
Number of options, exercisable	15,813	18,502	12,949
Weighted average exercise price per share outstanding, beginning balance | $ / shares	$ 2,229	$ 2,229	$ 2,229
Weighted average exercise price per share, Forfeited and expired | $ / shares	2,229	2,229	2,229
Weighted average exercise price per share, Exercised | $ / shares	2,229	2,229	2,229
Weighted average exercise price per share outstanding, ending balance | $ / shares	2,229	2,229	2,229
Weighted average exercise price per share, ending balance | $ / shares	$ 2,229	$ 2,229	$ 2,229